REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2018
REDEEMABLE NONCONTROLLING INTERESTS.
REDEEMABLE NONCONTROLLING INTEREST

14. REDEEMABLE NONCONTROLLING INTERESTS

Redeemable noncontrolling interests (RNCI) mainly relate to the equity incentive arrangements the Company has made available to the senior employees of the Taxi and Classifieds business units, pursuant to which such persons are eligible to acquire depositary receipts, or receive options to acquire depositary receipts (DRs), which entitle them to economic interests in the respective subsidiaries of the Company.

The redeemable noncontrolling interests as of December 31, 2017 and 2018 were measured at the redemption value and consisted of the following:

	2017	2018	2018
	RUB	RUB	$
RNCI related to the DRs acquired by the senior employees	2,497	3,554	51.1
RNCI related to the options to acquire DRs	7,324	9,203	132.5
RNCI recognized in connection with the business combinations	—	278	4.0
Total redeemable noncontrolling interests	9,821	13,035	187.6